Employee Benefits - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Employee Participants	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees sponsored under defined benefit pension plans | Employee	105	161
Employee severance plan	$ 160,780	$ 35,529	$ 31,449	$ 27,579	$ 38,811
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 100,700
TForce Freight pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	22 years 1 month 6 days
Number of employees active participation under defined benefit pension plan | Participants	9,399
TFI International pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	13 years 10 months 24 days
Mexico
Disclosure Of Defined Benefit Plans [Line Items]
Employee severance plan	$ 1,200	$ 1,100